Note 8 - Leases	12 Months Ended
Oct. 31, 2019
Notes to Financial Statements
Leases of Lessee Disclosure [Text Block]
(8)	Leases

The Company has an operating lease agreement for approximately 34,000 square feet of office, manufacturing and warehouse space in Plano, Texas (near Dallas). The lease term runs through November 30, 2019. Subsequent to the Company’s fiscal year end, the lease term was extended through November 30, 2024. The minimum rent payments, including rent holidays, are recognized on a straight-line basis over the term of the lease.

The Company entered into an operating lease agreement in April 2015 for approximately 36,000 square feet of warehouse space in Roanoke, Virginia. The lease term was for twelve months and terminated on April 30, 2016. The Company exercised all four (4) one year options to renew the lease extending the lease term to April 30, 2020. The rent payments are recognized on a straight-line basis over the extended term of the lease.

As of October 31, 2019, the Company does not have any future minimum lease payments under non-cancelable operating leases with initial or remaining lease terms in excess of one year. However, based on the execution, subsequent to October 31, 2019, of an extension of the operating lease agreement for the Plano, Texas location, the Company expects to have future minimum lease payments as follows: $214,487 in fiscal year 2020, $239,884 in fiscal year 2021, $246,481 in fiscal year 2022, $253,259 in fiscal year 2023, $260,224 in fiscal year 2024, and $21,734 thereafter.

Total rent expense associated with the operating leases for the fiscal years ended October 31, 2019, 2018 and 2017 was $403,097, $422,102 and $403,178, respectively.